Employee Cost - Summary of Equity Settled Share Based Payments (Detail)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Employee Salaries And Benefit Expenses [line items]
Options outstanding at the beginning of the year	7,222,897	7,812,427
Granted during the year	0	0
Forfeited/Expired during the year	(418,894)	(589,530)
Exercised during the year	0	0
Options Outstanding at the end of the year	6,804,003	7,222,897
Top of range [member]
Disclosure Of Employee Salaries And Benefit Expenses [line items]
Number of shares to be issued for outstanding options (conditional on performance measures)	10,206,005	10,834,346
Bottom of range [member]
Disclosure Of Employee Salaries And Benefit Expenses [line items]
Number of shares to be issued for outstanding options (conditional on performance measures)	3,402,002	3,611,449